UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07810

Exact name of registrant as specified in charter:	Delaware Investments Colorado Municipal
Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2019

Item 1. Reports to Stockholders

Semiannual report

Closed-end funds

Delaware Funds® by Macquarie Closed-End Municipal Bond Funds

September 30, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by logging into your Investor Center account at computershare.com/investor and going to “Communication Preferences” or by calling Computershare and speaking to a representative.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 866 437-0252. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisors: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A. For more information, including press releases, please visit delawarefunds.com/closed-end.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2019, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

All third-party marks cited are the property of their respective owners.

©2019 Macquarie Management Holdings, Inc.

Fund basics

Delaware Investments®

Colorado Municipal Income Fund, Inc.

As of September 30, 2019 (Unaudited)

Fund objective

The Fund seeks to provide current income exempt from both regular federal income tax and Colorado state personal income tax, consistent with the preservation of capital.

Total Fund net assets

$74 million

Number of holdings

114

Fund start date

July 29, 1993

NYSE American symbol

VCF

CUSIP number

246101109

Delaware Investments

Minnesota Municipal Income Fund II, Inc.

As of September 30, 2019 (Unaudited)

Fund objective

The Fund seeks to provide current income exempt from both regular federal income tax and Minnesota state personal income tax, consistent with the preservation of capital.

Total Fund net assets

$172 million

Number of holdings

206

Fund start date

Feb. 26, 1993

NYSE American symbol

VMM

CUSIP number

24610V103

Delaware Investments

National Municipal Income Fund

As of September 30, 2019 (Unaudited)

Fund objective

The Fund seeks to provide current income exempt from regular federal income tax, consistent with the preservation of capital.

Total Fund net assets

$68 million

Number of holdings

175

Fund start date

Feb. 26, 1993

NYSE American symbol

VFL

CUSIP number

24610T108

Security type / sector / state allocations

As of September 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Investments®

Colorado Municipal Income Fund, Inc.

Security type / sector	Percentage of net assets
Municipal Bonds*	144.89%
Corporate Revenue Bonds	5.45%
Education Revenue Bonds	18.95%
Electric Revenue Bonds	3.84%
Healthcare Revenue Bonds	43.12%
Lease Revenue Bonds	4.87%
Local General Obligation Bonds	12.44%
Pre-Refunded/Escrowed to Maturity Bonds	17.43%
Special Tax Revenue Bonds	27.43%
Transportation Revenue Bonds	10.43%
Water & Sewer Revenue Bonds	0.93%
Total Value of Securities	144.89%
Liquidation Value of Preferred Stock	(40.67)%
Liabilities Net of Receivables and Other Assets	(4.22)%
Total Net Assets	100.00%

* As of the date of this report, Delaware Investments Colorado Municipal Income Fund, Inc. held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Colorado	136.67%
Guam	1.99%
Puerto Rico	5.51%
US Virgin Islands	0.72%

Total Value of Securities	144.89%

Delaware Investments

Minnesota Municipal Income Fund II, Inc.

Security type / sector	Percentage of net assets
Municipal Bonds*	142.70%
Corporate Revenue Bonds	1.63%
Education Revenue Bonds	23.03%
Electric Revenue Bonds	17.42%
Healthcare Revenue Bonds	39.03%
Housing Revenue Bonds	1.83%
Lease Revenue Bonds	9.63%
Local General Obligation Bonds	12.29%
Pre-Refunded/Escrowed to Maturity Bonds	12.65%
Special Tax Revenue Bonds	2.31%
State General Obligation Bonds	11.60%
Transportation Revenue Bonds	8.13%
Water & Sewer Revenue Bonds	3.15%
Short-Term Investments	0.58%
Total Value of Securities	143.28%
Liquidation Value of Preferred Stock	(43.64)%
Receivables and Other Assets Net of Liabilities	0.36%
Total Net Assets	100.00%

* As of the date of this report, Delaware Investments Minnesota Municipal Income Fund II, Inc. held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.66%
Minnesota	140.53%
Puerto Rico	2.09%

Total	143.28%

Delaware Investments®

National Municipal Income Fund

Security type / sector	Percentage of net assets
Municipal Bonds*	142.12%
Corporate Revenue Bonds	15.27%
Education Revenue Bonds	27.28%
Electric Revenue Bonds	3.95%
Healthcare Revenue Bonds	29.60%
Lease Revenue Bonds	5.85%
Local General Obligation Bonds	3.95%
Pre-Refunded/Escrowed to Maturity Bonds	6.73%
Special Tax Revenue Bonds	15.07%
State General Obligation Bonds	9.27%
Transportation Revenue Bonds	24.01%
Water & Sewer Revenue Bonds	1.14%
Total Value of Securities	142.12%
Liquidation Value of Preferred Stock	(44.34)%
Receivables and Other Assets Net of Liabilities	2.22%
Total Net Assets	100.00%

* As of the date of this report, Delaware Investments National Municipal Income Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	0.84%
Arizona	4.64%
California	21.31%
Colorado	3.08%
Delaware	0.19%
District of Columbia	1.81%
Florida	5.59%
Georgia	2.63%
Guam	0.83%
Idaho	2.43%
Illinois	9.87%
Indiana	0.93%
Kansas	0.36%
Louisiana	4.80%
Maine	0.48%
Maryland	2.67%
Massachusetts	0.87%
Michigan	1.70%
Minnesota	1.60%
Missouri	3.57%
Montana	1.13%
Nebraska	0.44%
New Jersey	7.29%
New York	14.52%
Ohio	5.09%
Oregon	1.00%
Pennsylvania	18.46%
Puerto Rico	5.49%
Texas	12.31%
Utah	1.11%
Virginia	1.21%
Washington	0.45%
Wisconsin	3.03%
Wyoming	0.39%

Total Value of Securities	142.12%

Schedules of investments

Delaware Investments® Colorado Municipal Income Fund, Inc.

September 30, 2019 (Unaudited)

	Principal Amount°	Value (US $)
Municipal Bonds – 144.89%
Corporate Revenue Bonds – 5.45%
Denver City & County (United Airlines Project) 5.00% 10/1/32 (AMT)	215,000	$235,584
Public Authority for Colorado Energy Natural Gas Revenue Series 2008 6.50% 11/15/38	1,750,000	2,672,740
Public Authority for Colorado Energy Revenue 6.25% 11/15/28	865,000	1,110,106

		4,018,430

Education Revenue Bonds – 18.95%
Board of Trustees For Colorado Mesa University Enterprise Revenue Series B 5.00% 5/15/49	750,000	922,327
Colorado Educational & Cultural Facilities Authority Revenue
144A 5.00% 7/1/36 #	500,000	536,290
5.125% 11/1/49	765,000	804,191
144A 5.25% 7/1/46 #	500,000	535,220
(Academy Charter School Project) 5.50% 5/1/36 (AGC)	1,720,000	1,725,246
(Alexander Dawson School-Nevada Project) 5.00% 5/15/29	760,000	911,909
(Charter School - Atlas Preparatory School) 144A 5.25% 4/1/45 #	700,000	732,249
(Charter School - Community Leadership Academy) 7.45% 8/1/48	500,000	569,425
(Charter School - Peak to Peak Charter) 5.00% 8/15/34	1,000,000	1,131,800
(Improvement - Charter School - University Lab School Building) 5.00% 12/15/45	500,000	537,535
(Johnson & Wales University) Series A 5.25% 4/1/37	900,000	969,651
(Liberty Charter School) Series A 5.00% 1/15/44	1,000,000	1,094,290

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue (Littleton Charter School Project) 4.375% 1/15/36 (AGC)	1,200,000	$1,201,188
(Loveland Classical Schools) 144A 5.00% 7/1/36 #	625,000	672,313
(Skyview Charter School) 144A 5.50% 7/1/49 #	750,000	796,493
(Vail Mountain School Project) 4.00% 5/1/46	25,000	25,679
(Windsor Charter Academy Project) 144A 5.00% 9/1/46 #	500,000	507,450
Colorado School of Mines Series B 5.00% 12/1/42	270,000	296,600
Colorado State Board of Governors (University Enterprise System) Series A 5.00% 3/1/39	10,000	10,027

		13,979,883

Electric Revenue Bonds – 3.84%
City of Fort Collins Electric Utility Enterprise Revenue Series A 5.00% 12/1/42	500,000	613,685
City of Loveland Colorado Electric & Communications Enterprise Revenue Series A 5.00% 12/1/44	500,000	606,840
Platte River Power Authority Revenue Series JJ 5.00% 6/1/27	950,000	1,167,749
Puerto Rico Electric Power Authority Revenue Series CCC 5.25% 7/1/27 ‡	230,000	184,575
Series WW 5.00% 7/1/28 ‡	325,000	260,000

		2,832,849

Healthcare Revenue Bonds – 43.12%
Aurora Hospital Revenue (Children’s Hospital Association Project) Series A 5.00% 12/1/40	2,000,000	2,043,080

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue (AdventHealth Obligated Group) Series A 4.00% 11/15/43	1,000,000	$1,117,750
(Adventist Health System/Sunbelt Obligated Group) Series A 5.00% 11/15/48	1,000,000	1,204,510
(Bethesda Project) Series A1 5.00% 9/15/48	750,000	846,225
(Christian Living Community Project) 6.375% 1/1/41	615,000	667,718
(CommonSpirit Health)
Series A-1 4.00% 8/1/39	500,000	547,085
Series A-2 4.00% 8/1/49	1,250,000	1,344,237
Series A-2 5.00% 8/1/38	1,500,000	1,813,140
Series A-2 5.00% 8/1/39	1,500,000	1,808,700
Series A-2 5.00% 8/1/44	1,750,000	2,089,675
(Covenant Retirement Communities Inc.) 5.00% 12/1/35	1,000,000	1,134,380
Series A 5.75% 12/1/36	1,000,000	1,154,190
(Frasier Meadows Retirement Community Project)
Series A 5.25% 5/15/37	265,000	305,336
Series B 5.00% 5/15/48	340,000	359,200
(Healthcare Facilities - American Baptist) 8.00% 8/1/43	500,000	569,170
(Mental Health Center of Denver Project) Series A 5.75% 2/1/44	1,500,000	1,681,335
(National Jewish Health Project) 5.00% 1/1/27	500,000	525,590
(NCMC Project) 4.00% 5/15/32	1,000,000	1,116,620
(SCL Health System)
Series A 4.00% 1/1/37	1,575,000	1,792,445
Series A 4.00% 1/1/38	1,950,000	2,206,561
Series A 4.00% 1/1/39	465,000	524,794
(Sisters of Charity of Leavenworth Health System) Series A 5.00% 1/1/40	4,000,000	4,036,120
(Sunny Vista Living Center) Series A 144A 6.25% 12/1/50 #	505,000	541,405

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue (Vail Valley Medical Center Project) 5.00% 1/15/35	1,250,000	$1,464,675
(Valley View Hospital Association Project) Series A 4.00% 5/15/34	330,000	364,756
Denver Health & Hospital Authority Health Care Revenue Series A 4.00% 12/1/40	500,000	552,140

		31,810,837

Lease Revenue Bonds – 4.87%
Aurora Certificates of Participation Series A 5.00% 12/1/30	630,000	633,591
Denver Health & Hospital Authority (550 ACOMA, Inc.) 4.00% 12/1/38	500,000	551,080
Pueblo County Certificates of Participation (County Judicial Complex Project) 5.00% 9/15/42 (AGM)	1,250,000	1,355,475
State of Colorado Department of Transportation Certificates of Participation
5.00% 6/15/34	340,000	406,545
5.00% 6/15/36	545,000	648,839

		3,595,530

Local General Obligation Bonds – 12.44%
Adams & Weld Counties School District No 27J Brighton 4.00% 12/1/30	700,000	794,822
Arapahoe County School District No. 6 Littleton Series A 5.50% 12/1/38	650,000	845,819
Beacon Point Metropolitan District 5.00% 12/1/30 (AGM)	600,000	713,556
Boulder Valley School District No RE-2 Boulder Series A 4.00% 12/1/48	500,000	565,680

(continues)                                                 5

Schedules of investments

Delaware Investments® Colorado Municipal Income Fund, Inc.

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Denver International Business Center Metropolitan District No. 1 5.00% 12/1/30	650,000	$667,543
Eaton Area Park & Recreation District
5.25% 12/1/34	190,000	201,330
5.50% 12/1/38	245,000	261,055
Grand River Hospital District 5.25% 12/1/37 (AGM)	675,000	840,503
Jefferson County School District No. R-1 5.25% 12/15/24	750,000	899,167
Sierra Ridge Metropolitan District No. 2 Series A 5.50% 12/1/46	500,000	525,920
Weld County School District No. RE-1 5.00% 12/15/30 (AGM)	500,000	610,275
Weld County School District No. RE-3J 5.00% 12/15/34 (BAM)	1,000,000	1,211,600
Weld County School District No. RE-8
5.00% 12/1/31	510,000	624,867
5.00% 12/1/32	340,000	415,511

		9,177,648

Pre-Refunded/Escrowed to Maturity Bonds – 17.43%
Colorado Building Excellent Schools Today Certificates of Participation Series G 5.00% 3/15/32-21§	700,000	737,464
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)
Series A 5.00% 2/1/41-21§	2,400,000	2,514,432
Series A 5.25% 2/1/33-21§	1,000,000	1,050,970
(Evangelical Lutheran Good Samaritan Society)
5.00% 6/1/28-23§	1,250,000	1,413,500
5.50% 6/1/33-23§	2,000,000	2,297,240
5.625% 6/1/43-23§	1,000,000	1,153,070
(Total Long-Term Care) Series A 6.00% 11/15/30-20§	400,000	420,220

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Colorado School of Mines Series B 5.00% 12/1/42-22§	2,230,000	$2,482,704
Denver Health & Hospital Authority Health Care Revenue (Recovery Zone Facilities) 5.625% 12/1/40-20§	750,000	786,705

		12,856,305

Special Tax Revenue Bonds –27.43%
Central Platte Valley Metropolitan District 5.00% 12/1/43	375,000	404,749
Commerce City 5.00% 8/1/44 (AGM)	1,000,000	1,132,800
Fountain Urban Renewal Authority Tax Increment Revenue (Academy Highlands Project) Series A 5.50% 11/1/44	655,000	696,999
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	435,000	455,950
Series A 5.25% 1/1/36	565,000	596,985
Lincoln Park Metropolitan District 5.00% 12/1/46 (AGM)	500,000	594,495
Prairie Center Metropolitan District No. 3 Series A 144A 5.00% 12/15/41 #	500,000	529,390
Puerto Rico Sales Tax Financing Revenue (Restructured)
Series A-1 4.55% 7/1/40	1,000,000	1,033,560
Series A-1 4.75% 7/1/53	2,290,000	2,381,600
Series A-1 5.00% 7/1/58	195,000	206,060
Regional Transportation District Revenue
Series A 5.375% 6/1/31	460,000	471,224
Series B 5.00% 11/1/33	500,000	626,150
(Denver Transit Partners) 6.00% 1/15/41	2,175,000	2,238,815
(FasTracks Project)
Series A 5.00% 11/1/30	330,000	406,748
Series A 5.00% 11/1/31	755,000	927,367
Series A 5.00% 11/1/38	4,085,000	4,234,143

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Solaris Metropolitan District No. 3 (Limited Tax Convertible) Series A 5.00% 12/1/46	500,000	$524,820
Southlands Metropolitan District No. 1
Series A1 5.00% 12/1/37	200,000	227,834
Series A1 5.00% 12/1/47	300,000	336,900
Sterling Ranch Community Authority Board Series A 5.75% 12/1/45	525,000	549,245
Tallyns Reach Metropolitan District No. 3 (Limited Tax Convertible) 5.125% 11/1/38	295,000	315,181
Thornton Development Authority (East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	265,000	307,848
Series B 5.00% 12/1/36	440,000	510,726
Virgin Islands Public Finance Authority (Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	500,000	529,335

		20,238,924

Transportation Revenue Bonds – 10.43%
Colorado High Performance Transportation Enterprise Revenue (Senior U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	1,110,000	1,215,972
C-470 Express Lanes 5.00% 12/31/56	1,000,000	1,094,920
Denver City & County Airport System Revenue Series A 5.00% 11/15/30 (AMT)	750,000	918,787
Series A 5.00% 12/1/48 (AMT)	1,000,000	1,195,100
Series A 5.25% 11/15/36	750,000	753,390
Series B 5.00% 11/15/37	2,000,000	2,195,680
E-470 Public Highway Authority Series C 5.25% 9/1/25	310,000	320,583

		7,694,432

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 0.93%
Dominion Water & Sanitation District 6.00% 12/1/46	250,000	$268,357
Guam Government Waterworks Authority Revenue 5.00% 7/1/40	360,000	415,883

		684,240

Total Municipal Bonds (cost $100,576,283)		106,889,078

Total Value of Securities – 144.89% (cost $100,576,283)		$106,889,078

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2019, the aggregate value of Rule 144A securities was $4,850,810, which represents 6.58% of the Fund’s net assets. See Note 5 in “Notes to financial statements.”

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 5 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Build America Mutual Assurance Company

SGI – Insured by Syncora Guarantee Inc.

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

September 30, 2019 (Unaudited)

	Principal Amount°	Value (US $)
Municipal Bonds – 142.70%
Corporate Revenue Bonds – 1.63%
Minneapolis Community Planning & Economic Development Department (Limited Tax Supported Common Bond Fund) 6.25% 12/1/30	1,000,000	$1,054,620
St. Paul Port Authority Solid Waste Disposal Revenue (Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	1,715,000	1,737,535

		2,792,155

Education Revenue Bonds – 23.03%
Bethel Charter School Lease Revenue (Spectrum High School Project) Series A 4.375% 7/1/52	1,100,000	1,165,230
Brooklyn Park Charter School Lease Revenue (Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	990,000	1,024,086
Series A 5.00% 3/1/39	170,000	174,037
Cologne Charter School Lease Revenue (Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	292,472
Series A 5.00% 7/1/45	445,000	468,763
Deephaven Charter School (Eagle Ridge Academy Project)
Series A 5.25% 7/1/37	590,000	644,905
Series A 5.25% 7/1/40	500,000	544,085
Duluth Housing & Redevelopment Authority (Duluth Public Schools Academy Project) Series A 5.00% 11/1/48	1,200,000	1,310,148
Forest Lake Minnesota Charter School Revenue (Lake International Language Academy)
Series A 5.375% 8/1/50	915,000	1,016,162
Series A 5.75% 8/1/44	705,000	757,360
Hugo Charter School Lease Revenue (Noble Academy Project) Series A 5.00% 7/1/34	255,000	271,124

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Hugo Charter School Lease Revenue (Noble Academy Project) Series A 5.00% 7/1/44	775,000	$815,005
Minneapolis Charter School Lease Revenue (Hiawatha Academies Project)
Series A 5.00% 7/1/36	750,000	810,120
Series A 5.00% 7/1/47	900,000	961,920
Minneapolis Student Housing Revenue (Riverton Community Housing Project)
5.25% 8/1/39	205,000	219,770
5.50% 8/1/49	990,000	1,067,656
Minnesota Higher Education Facilities Authority Revenue (Bethel University) 5.00% 5/1/47	1,250,000	1,428,450
(Carleton College)
4.00% 3/1/36	485,000	548,564
5.00% 3/1/44	905,000	1,087,149
(College of St. Benedict) 4.00% 3/1/36	410,000	447,195
(Gustavus Adolphus College) 5.00% 10/1/47	2,600,000	3,059,186
(Macalester College)
4.00% 3/1/42	900,000	992,907
4.00% 3/1/48	600,000	658,764
(St. Catherine University)
Series A 4.00% 10/1/38	920,000	992,321
Series A 5.00% 10/1/45	785,000	917,948
(St. Johns University)
Series 8-I 5.00% 10/1/31	235,000	276,029
Series 8-I 5.00% 10/1/34	35,000	40,927
(St. Olaf College) Series 8-N 4.00% 10/1/35	590,000	663,473
(St. Scholastic College) Series H 5.25% 12/1/35	1,000,000	1,006,390
(Trustees Of The Hamline University Of Minnesota) Series B 5.00% 10/1/47	1,055,000	1,188,331
(University of St. Thomas)
4.00% 10/1/44	645,000	729,701
5.00% 10/1/40	750,000	932,385
Series 7-U 5.00% 4/1/22	750,000	817,020

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas) Series A 4.00% 10/1/37	500,000	$559,225
Otsego Charter School (Kaleidoscope Charter School)
Series A 5.00% 9/1/34	230,000	242,574
Series A 5.00% 9/1/44	400,000	415,860
Rice County Educational Facilities Revenue (Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	1,250,000	1,316,875
St. Cloud Charter School Lease Revenue (Stride Academy Project) Series A 5.00% 4/1/46	375,000	253,999
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	825,000	872,223
(Great River School Project) Series A 144A 4.75% 7/1/29 #	200,000	214,300
Series A 144A 5.50% 7/1/38 #	240,000	261,595
(Nova Classical Academy Project)
Series A 4.125% 9/1/47	750,000	782,108
Series A 6.375% 9/1/31	750,000	807,757
(Twin Cities Academy Project) Series A 5.30% 7/1/45	630,000	674,648
University of Minnesota
Series A 5.00% 9/1/40	1,240,000	1,520,662
Series A 5.00% 9/1/42	2,000,000	2,443,940
Series A 5.00% 4/1/44	1,500,000	1,880,145

		39,575,494

Electric Revenue Bonds – 17.42%
Central Minnesota Municipal Power Agency Revenue (Brookings Southeast Twin Cities Transportation) 5.00% 1/1/32	1,130,000	1,220,536

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Central Minnesota Municipal Power Agency Revenue (Brookings Twin Cities Transmission Project) 5.00% 1/1/42	1,000,000	$1,073,720
Chaska Electric Revenue Series A 5.00% 10/1/28	445,000	531,401
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/25	500,000	585,670
5.00% 10/1/26	500,000	585,380
5.00% 10/1/27	320,000	373,686
5.00% 10/1/47	1,755,000	2,072,673
Northern Municipal Power Agency
Series A 5.00% 1/1/26	100,000	110,535
Series A 5.00% 1/1/30	340,000	374,724
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	545,000	437,363
Series WW 5.00% 7/1/28 ‡	770,000	616,000
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	605,000	720,053
Series A 5.00% 12/1/47	985,000	1,169,146
Series B 5.00% 12/1/30	1,300,000	1,474,265
Series B 5.00% 12/1/43	1,000,000	1,132,740
Southern Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/41	240,000	280,154
Series A 5.00% 1/1/47	1,650,000	1,996,071
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
Series A 4.00% 10/1/33	285,000	317,165
Series B 4.00% 10/1/37	800,000	877,640
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/25	3,000,000	3,338,190
Series A 5.00% 1/1/26	1,000,000	1,110,710
Series A 5.00% 1/1/33	1,000,000	1,138,740
Series A 5.00% 1/1/40	750,000	849,833
Series A 5.00% 1/1/46	2,500,000	2,824,875

(continues)                                                 9

Schedules of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Western Minnesota Municipal Power Agency Supply Revenue Series A 5.00% 1/1/49	3,860,000	$4,727,612

		29,938,882

Healthcare Revenue Bonds – 39.03%
Anoka Health Care Facilities Revenue 5.375% 11/1/34	610,000	662,204
Apple Valley Senior Housing Revenue (PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	1,160,000	1,210,112
5.00% 9/1/58	1,605,000	1,727,686
Apple Valley Senior Living Revenue (Senior Living LLC Project)
Series B 5.00% 1/1/47	750,000	761,017
Series D 7.00% 1/1/37	720,000	740,448
Series D 7.25% 1/1/52	1,000,000	1,036,820
Bethel Housing & Health Care Facilities Revenue (Benedictine Health System-St. Peter Communities Project) Series A 5.50% 12/1/48	500,000	526,825
Center City Health Care Facilities Revenue (Hazelden Betty Ford Foundation Project) 5.00% 11/1/27	500,000	573,285
(Hazelden Foundation Project) 5.00% 11/1/41	1,600,000	1,604,704
City of Bethel (The Lodge at Lakes at Stillwater Project) 5.25% 6/1/58	900,000	954,774
City of Center City, Minnesota Healthcare Facilities Revenue Refunding (Hazelden Betty Ford Foundation Project) 4.00% 11/1/41	200,000	221,666
City of Crookston, Minnesota Health Care Facilities Revenue (Riverview Health Project) 5.00% 5/1/51	1,390,000	1,513,279

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Cloquet Housing Facilities Revenue (HADC Cloquet Project) Series A 5.00% 8/1/48	500,000	$509,245
Dakota County Community Development Agency Senior Housing Revenue (Walker Highview Hills Project)
Series A 144A 5.00% 8/1/46 #	370,000	383,298
Series A 144A 5.00% 8/1/51 #	755,000	781,108
Deephaven Housing & Healthcare Revenue (St. Therese Senior Living Project)
Series A 5.00% 4/1/38	280,000	286,485
Series A 5.00% 4/1/40	270,000	276,075
Duluth Economic Development Authority (Essentia Health Obligated Group) Series A 5.00% 2/15/48	810,000	953,929
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	1,400,000	1,530,172
6.00% 6/15/39	1,000,000	1,102,240
Hayward (American Baptist Homes Midwest) 5.75% 2/1/44	500,000	525,720
Hayward Health Care Facilities Revenue (St. John’s Lutheran Home of Albert Lea) 5.375% 10/1/44	260,000	271,024
Maple Grove Health Care Facilities Revenue (Maple Grove Hospital Corporation) 4.00% 5/1/37	1,000,000	1,096,190
(North Memorial Health Care) 5.00% 9/1/30	865,000	1,014,187
Maple Plain Senior Housing & Health Care Revenue (Haven Homes Project) 5.00% 7/1/54	1,500,000	1,604,145
Minneapolis Health Care System Revenue

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
(Fairview Health Services)
Series A 4.00% 11/15/48	2,855,000	$3,154,832
Series A 5.00% 11/15/33	500,000	589,030
Series A 5.00% 11/15/34	500,000	587,705
Series A 5.00% 11/15/49	2,000,000	2,400,420
Minneapolis Senior Housing & Healthcare Revenue (Ecumen Mill City Quarter)
5.25% 11/1/45	850,000	892,899
5.375% 11/1/50	200,000	210,582
(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	220,000	231,766
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series A 5.00% 11/15/29	585,000	723,247
(Children’s Health Care Facilities) Series A1 5.00% 8/15/34 (AGM)	500,000	513,645
Rochester Health Care & Housing Revenue (The Homestead at Rochester Project) Series A 6.875% 12/1/48	1,220,000	1,333,643
Rochester Health Care Facilities Revenue (Mayo Clinic) 4.00% 11/15/41	4,860,000	5,072,382
Sartell Health Care Facilities Revenue (Country Manor Campus Project)
5.25% 9/1/30	1,000,000	1,075,920
Series A 5.30% 9/1/37	600,000	655,926
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center)
4.00% 9/1/31	205,000	220,404
5.00% 9/1/34	165,000	185,201
St. Cloud Health Care Revenue (Centracare Health System Project)
4.00% 5/1/49	1,585,000	1,755,055
5.00% 5/1/48	3,150,000	3,839,787
St. Cloud Health Care Revenue

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
(Centracare Health System Project)
Series A 4.00% 5/1/37	1,295,000	$1,425,070
Series A 5.00% 5/1/46	4,800,000	5,605,344
Series B 5.00% 5/1/24	1,400,000	1,616,188
(Unrefunded - Centracare Health System Project) 5.125% 5/1/30	95,000	96,960
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue (Allina Health System) Series A1 5.25% 11/15/29	640,000	643,072
(Fairview Health Services)
Series A 4.00% 11/15/43	905,000	996,170
Series A 5.00% 11/15/47	680,000	809,309
(Health Partners Obligation Group Project)
5.00% 7/1/29	2,000,000	2,346,540
Series A 5.00% 7/1/32	1,100,000	1,268,685
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue (Senior Episcopal Homes Project)
5.125% 5/1/48	1,200,000	1,232,892
Series A 4.75% 11/1/31	740,000	745,010
Wayzata Senior Housing Revenue (Folkestone Senior Living Community)
3.75% 8/1/37	500,000	514,570
4.00% 8/1/38	250,000	260,460
4.00% 8/1/44	350,000	362,691
5.00% 8/1/54	400,000	439,592
Winona Health Care Facilities Revenue (Winona Health Obligation)
4.65% 7/1/26	465,000	481,322
4.75% 7/1/27	785,000	814,155
5.00% 7/1/34	750,000	778,305

(continues)                                                 11

Schedules of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Woodbury Housing & Redevelopment Authority Revenue (St. Therese of Woodbury) 5.125% 12/1/44	1,250,000	$1,320,925

		67,066,342

Housing Revenue Bonds – 1.83%
Minneapolis Multifamily Housing Revenue (Olson Townhomes Project) 6.00% 12/1/19 (AMT)	190,000	190,433
Minnesota Housing Finance Agency (Non Ace - State Appropriated Housing) 5.00% 8/1/33	1,390,000	1,611,399
Minnesota State Housing Finance Agency Homeownership (Mortgage-Backed Securities Program) 4.40% 7/1/32 (GNMA) (FNMA)	740,000	748,155
Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program) 5.50% 7/1/45	560,000	599,043

		3,149,030

Lease Revenue Bonds – 9.63%
Minnesota State General Fund Revenue Appropriations
Series A 5.00% 6/1/32	780,000	879,778
Series A 5.00% 6/1/38	5,500,000	6,161,430
Series A 5.00% 6/1/43	1,750,000	1,952,580
Series B 5.00% 3/1/29	1,000,000	1,083,430
Minnesota State Housing Finance Agency (Non Ace - State Appropriated Housing) Series C 5.00% 8/1/36	1,000,000	1,156,050

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
University of Minnesota Special Purpose Revenue (State Supported Biomed Science Research)
5.00% 8/1/35	1,040,000	$1,070,004
5.00% 8/1/36	4,000,000	4,241,960

		16,545,232

Local General Obligation Bonds – 12.29%
Brainerd Independent School District No. 181 (General Obligation School Building Bonds)
Series A 4.00% 2/1/38	1,500,000	1,673,655
Series A 4.00% 2/1/43	1,500,000	1,657,470
Burnsville-Eagan-Savage Independent School District No 191 (Alternative Facilities) Series A 4.00% 2/1/28	1,185,000	1,325,719
Duluth Independent School District No 709 Series A 4.00% 2/1/27	600,000	670,962
Duluth, Minnesota (Improvement DECC) Series A 5.00% 2/1/34	545,000	654,589
Edina Independent School District No. 273 Series A 5.00% 2/1/27	1,500,000	1,784,325
Hennepin County
Series A 5.00% 12/1/36	1,190,000	1,456,310
Series A 5.00% 12/1/37	1,240,000	1,543,093
Series A 5.00% 12/1/41	1,060,000	1,283,660
Hopkins Independent School District No. 270 Series A 5.00% 2/1/28	1,000,000	1,046,830
Mahtomedi Independent School District No. 832 (School Building) Series A 5.00% 2/1/28	515,000	609,992
Mounds View Independent School District No. 621 (School Building) Series A 4.00% 2/1/43	2,000,000	2,207,140
St. Michael-Albertville Independent School District No. 885 (School Building) Series A 5.00% 2/1/27	1,300,000	1,580,683

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
St. Paul Independent School District No. 625 (School Building) Series B 5.00% 2/1/26	1,000,000	$1,119,340
Willmar (Rice Memorial Hospital Project) Series A 4.00% 2/1/32	2,440,000	2,509,223

		21,122,991

Pre-Refunded/Escrowed to Maturity Bonds – 12.65%
Dakota-Washington Counties Housing & Redevelopment Authority Single Family Residential Mortgage Revenue (City of Bloomington) Series B 8.375% 9/1/21 (GNMA) (AMT)	7,055,000	7,915,075
Deephaven Charter School (Eagle Ridge Academy Project) Series A 5.50% 7/1/43-23 §	500,000	575,955
Minnesota Higher Education Facilities Authority Revenue (College of St. Benedict)
Series 7-M 5.00% 3/1/31-20 §	300,000	304,539
Series 7-M 5.125% 3/1/36-20 §	275,000	279,301
(St. Catherine University) Series 7-Q 5.00% 10/1/32-22 §	700,000	773,059
Minnesota State (Various Purposes) Series D 5.00% 8/1/24-20 §	65,000	66,995
Rochester Health Care & Housing Revenue (Samaritan Bethany) Series A 7.375% 12/1/41-19 §	1,220,000	1,231,785
St. Cloud Health Care Revenue (Centracare Health System Project) Series A 5.125% 5/1/30-20 §	2,330,000	2,381,074

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Paul Housing & Redevelopment Authority Hospital Facility (Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	395,000	$476,567
Series A 5.00% 11/15/30-25 §	290,000	349,885
University of Minnesota
Series A 5.50% 7/1/21	2,815,000	2,954,399
Series D 5.00% 12/1/27-21 §	1,110,000	1,198,079
Series D 5.00% 12/1/36-21 §	3,000,000	3,238,050

		21,744,763

Special Tax Revenue Bonds – 2.31%
Guam Government Business Privilege Tax Revenue Series A 5.25% 1/1/36	150,000	158,491
Minneapolis Revenue (YMCA Greater Twin Cities Project) 4.00% 6/1/29	165,000	182,912
Puerto Rico Sales Tax Financing Revenue (Restructured)
Series A-1 4.55% 7/1/40	1,250,000	1,291,950
Series A-1 4.75% 7/1/53	1,000,000	1,040,000
Series A-1 5.00% 7/1/58	200,000	211,344
St. Paul Sales Tax Revenue Series G 5.00% 11/1/30	935,000	1,091,379

		3,976,076

State General Obligation Bonds – 11.60%
Minnesota State
Series A 5.00% 8/1/29	700,000	841,666
Series E 5.00% 10/1/26	1,480,000	1,844,494
(State Trunk Highway)
Series B 5.00% 10/1/22	5,500,000	5,907,000
Series B 5.00% 10/1/29	3,315,000	3,548,707

(continues)                                                 13

Schedules of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota State (Various Purposes)
Series A 5.00% 8/1/38	500,000	$630,005
Series D 5.00% 8/1/24	2,635,000	2,715,236
Series F 5.00% 10/1/22	4,000,000	4,442,320

		19,929,428

Transportation Revenue Bonds – 8.13%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue (Subordinate)
5.00% 1/1/22	670,000	701,463
Series A 5.00% 1/1/31	410,000	502,750
Series A 5.00% 1/1/32	1,255,000	1,533,685
Series A 5.00% 1/1/49	2,000,000	2,473,840
Series B 5.00% 1/1/26	540,000	583,870
Series B 5.00% 1/1/26 (AMT)	500,000	569,185
Series B 5.00% 1/1/27	1,190,000	1,285,021
Series B 5.00% 1/1/30	500,000	537,730
Series B 5.00% 1/1/31	250,000	268,405
Series C 5.00% 1/1/33	2,000,000	2,438,000
Series C 5.00% 1/1/36	1,000,000	1,210,650
Series C 5.00% 1/1/46	1,245,000	1,481,264
St. Paul Port Authority Revenue (Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	380,000	385,419

		13,971,282

Water & Sewer Revenue Bonds – 3.15%
Guam Government Waterworks Authority 5.00% 7/1/40	840,000	970,393
Metropolitan Council Waste Water Revenue
Series B 4.00% 9/1/27	1,145,000	1,235,547
Series C 4.00% 3/1/31	1,355,000	1,582,328
Series C 4.00% 3/1/32	1,405,000	1,633,017

		5,421,285

Total Municipal Bonds (cost $232,396,413)		245,232,960

	Principal Amount°	Value (US $)
Short-Term Investments – 0.58%
Variable Rate Demand Notes – 0.58%¤
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
Series A (Children’s Health Care) 1.70% 8/15/34 (AGM) (SPA – U.S. Bank N.A.)	400,000	$400,000
Series A-1 (Children’s Hospitals and Clinics) 1.70% 8/15/37 (AGM) (SPA – U.S. Bank N.A.)	600,000	600,000

Total Short-Term Investments (cost $1,000,000)		1,000,000

Total Value of Securities – 143.28% (cost $233,396,413)		$246,232,960

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.At Sept. 30, 2019, the aggregate value of Rule 144A securities was $4,694,711, which represents 2.73% of the Fund’s net assets. See Note 5 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Sept. 30, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by USTreasury bonds.For pre-refunded bonds,the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 5 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FNMA – Federal National Mortgage Association Collateral

GNMA – Government National Mortgage Association Collateral

N.A. – National Association

SPA – Stand-by Purchase Agreement

USD – United States Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Investments® National Municipal Income Fund

September 30, 2019 (Unaudited)

	Principal Amount°	Value (US $)
Municipal Bonds – 142.12%
Corporate Revenue Bonds – 15.27%
Buckeye, Ohio Tobacco Settlement Financing Authority (Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	2,000,000	$2,008,800
Central Plains Energy Project Revenue, Nebraska (Project No. 3) Series A 5.00% 9/1/36	225,000	297,049
Commonwealth Financing Authority Revenue, Pennsylvania (Tobacco Master Settlement Payment) 4.00% 6/1/39 (AGM)	1,015,000	1,126,477
Florida Development Finance Surface Transportation Facilities Revenue (Virgin Trains USA Passenger Rail Project) Series A 144A 6.50% 1/1/49 (AMT)#●	475,000	441,750
Golden State Tobacco Securitization, California Series A-1 5.00% 6/1/47	250,000	256,525
Louisiana Local Government Environmental Facilities & Community Development Authority (Westlake Chemical)
Series A 6.50% 8/1/29	645,000	672,129
Series A-1 6.50% 11/1/35	255,000	268,240
M-S-R Energy Authority, California Gas
Series B 6.50% 11/1/39	250,000	393,403
Series C 7.00% 11/1/34	1,000,000	1,535,630
New York Transportation Development (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) 4.00% 1/1/36 (AMT)	750,000	820,057
Shoals, Indiana (National Gypsum Project) 7.25% 11/1/43 (AMT)	310,000	344,980

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Suffolk County, New York Tobacco Asset Securitization Series B 5.00% 6/1/32	750,000	$793,433
Tobacco Settlement Financing Corporation, Louisiana Asset-Backed Note Series A 5.25% 5/15/35	460,000	506,032
Tobacco Settlement Financing Corporation, New Jersey
Series A 5.00% 6/1/46	130,000	147,157
Series B 5.00% 6/1/46	335,000	369,622
TSASC Revenue, New York (Settlement) Series A 5.00% 6/1/41	60,000	67,068
Valparaiso, Indiana (Pratt Paper Project) 7.00% 1/1/44 (AMT)	240,000	281,914

		10,330,266

Education Revenue Bonds – 27.28%
Arizona Industrial Development Authority Revenue (American Charter Schools Foundation Project) 144A 6.00% 7/1/47 #	330,000	376,164
California Educational Facilities Authority Revenue (Loma Linda University) Series A 5.00% 4/1/47	500,000	585,425
(Stanford University) Series V-1 5.00% 5/1/49	1,000,000	1,551,210
East Hempfield Township, Pennsylvania Industrial Development Authority (Student Services Income - Student Housing Project) 5.00% 7/1/35	1,000,000	1,075,160
Health & Educational Facilities Authority of the State of Missouri (St. Louis College of Pharmacy Project) 5.25% 5/1/33	500,000	541,515
(Washington University) Series B 5.00% 11/15/30	600,000	644,970

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Illinois Finance Authority Revenue (CHF - Chicago, L.L.C. - University Of Illinois at Chicago Project) Series A 5.00% 2/15/50	460,000	$518,540
(Chicago International Charter School Project) 5.00% 12/1/47	535,000	592,015
Kent County, Delaware Student Housing and Dining Facilities Revenue (CHF-Dover, L.L.C. - Delaware State University Project) Series A 5.00% 7/1/53	115,000	126,653
Louisiana Public Facilities Authority Revenue (Provident Group-Flagship Properties) Series A 5.00% 7/1/56	500,000	571,680
Maryland Health & Higher Educational Facilities Authority (Loyola University) Series A 5.00% 10/1/39	650,000	705,653
Massachusetts Development Finance Agency (Umass Boston Student Housing Project) 5.00% 10/1/48	285,000	323,016
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue (Arcadia University) 5.25% 4/1/30	550,000	558,563
New Hope, Texas Cultural Education Facilities (Chief-Collegiate Housing- Tarleton St.) Series A 5.00% 4/1/34	1,000,000	1,085,340
New York City, New York Trust For Cultural Resources (Whitney Museum of American Art) 5.00% 7/1/31	500,000	521,885
New York State Dormitory Authority (Columbia University) 5.00% 10/1/41	600,000	632,088

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pennsylvania State University Series A 5.00% 9/1/47	1,000,000	$1,212,520
Philadelphia, Pennsylvania Authority for Industrial Development (1st Philadelphia Preparatory College) Series A 7.25% 6/15/43	370,000	428,786
Phoenix, Arizona Industrial Development Authority Revenue (Rowan University Project) 5.00% 6/1/42	1,000,000	1,066,420
Pima County, Arizona Industrial Development Authority Education Revenue (Edkey Charter School Project) 6.00% 7/1/48	500,000	500,505
Private Colleges & Universities Authority Revenue, Georgia (Mercer University) Series A 5.00% 10/1/32	135,000	142,185
Swarthmore Borough Authority, Pennsylvania (Swarthmore College Project) 5.00% 9/15/32	490,000	556,944
Troy, New York Capital Resource Revenue (Rensselaer Polytechnic) Series A 5.125% 9/1/40	600,000	619,686
University of California
Series AI 5.00% 5/15/32	1,000,000	1,128,940
Series AZ 5.25% 5/15/58	465,000	576,093
University of Texas System Revenue Financing System Bonds Series B 5.00% 8/15/49	1,000,000	1,553,640
Wyoming Community Development Authority Student Housing Revenue (CHF-Wyoming LLC) 6.50% 7/1/43	250,000	262,905

		18,458,501

Electric Revenue Bonds – 3.95%
JEA Electric System Revenue, Florida Series A 5.00% 10/1/33	355,000	399,822

(continues)                                                 17

Schedules of investments

Delaware Investments® National Municipal Income Fund

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Long Island Power Authority, New York Electric System Revenue 5.00% 9/1/47	305,000	$365,634
Series A 5.00% 9/1/44	250,000	285,113
Series B 5.00% 9/1/46	130,000	153,600
Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4 Project) Series A 5.00% 1/1/56	400,000	461,500
Philadelphia, Pennsylvania Gas Works Revenue (1998 General Ordinance Fifteenth Series) 5.00% 8/1/47	500,000	588,270
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	215,000	172,537
Series WW 5.00% 7/1/28 ‡	305,000	244,000

		2,670,476

Healthcare Revenue Bonds – 29.60%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama (Methodist Home for the Aging) 6.00% 6/1/50	500,000	567,025
Allegheny County Hospital, Pennsylvania Development Authority (Allegheny Health Network Obligated Group Issue) Series A 4.00% 4/1/44	300,000	323,295
Arizona Industrial Development Authority Revenue (Great Lakes Senior Living Communities LLC Project)
Series A 5.00% 1/1/54	190,000	213,039
Series B 5.00% 1/1/49	70,000	77,840
Series B 5.125% 1/1/54	85,000	94,987
Berks County, Pennsylvania Industrial Development Authority Revenue (Tower Health Project) 5.00% 11/1/50	1,000,000	1,154,390

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Brookhaven Development Authority Revenue, Georgia (Children’s Healthcare of Atlanta) Series A 4.00% 7/1/49	30,000	$33,342
California Health Facilities Financing Authority Revenue (Kaiser Permanente)
Series A-2 4.00% 11/1/44	460,000	510,972
Series A-2 5.00% 11/1/47	400,000	611,936
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series A 144A 5.25% 12/1/56 #	760,000	860,692
Capital Trust Agency, Florida (Tuscan Gardens Senior Living Center) Series A 7.00% 4/1/49	375,000	372,683
Colorado Health Facilities Authority Revenue (CommonSpirit Health) Series A-2 5.00% 8/1/44	1,000,000	1,194,100
(Healthcare Facilities - American Baptist) 8.00% 8/1/43	330,000	375,652
Cuyahoga County, Ohio Hospital Revenue (The Metrohealth System) 5.50% 2/15/57	1,000,000	1,164,860
Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project) Series A 5.00% 3/1/33	1,250,000	1,521,525
Kalispell, Montana (Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/37	700,000	763,714
Maine Health & Higher Educational Facilities Authority Revenue (Maine General Medical Center) 6.75% 7/1/41	300,000	322,770

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maryland Health & Higher Educational Facilities Authority (University Of Maryland Medical System Issue) Series D 4.00% 7/1/48	255,000	$277,833
Miami-Dade County, Florida Health Facilities Authority Revenue (Nicklaus Children’s Hospital Project) 5.00% 8/1/47	200,000	235,932
Michigan Finance Authority Revenue (Beaumont Health Credit Group) 5.00% 11/1/44	1,000,000	1,151,270
Montgomery County Higher Education & Health Authority Revenue (Thomas Jefferson University) 4.00% 9/1/49	750,000	814,065
Moon, Pennsylvania Industrial Development Authority (Baptist Homes Society Obligation) 6.125% 7/1/50	750,000	817,793
New Hope, Texas Cultural Education Facilities (Cardinal Bay Inc.)
Series A1 5.00% 7/1/51	135,000	148,003
Series B 4.75% 7/1/51	160,000	161,275
New Jersey Health Care Facilities Financing Authority Revenue (St. Peters University Hospital) 6.25% 7/1/35	300,000	319,320
New York State Dormitory Authority (Orange Regional Medical Center) 144A 5.00% 12/1/35 #	500,000	588,420
Orange County, Florida Health Facilities Authority Revenue (Mayflower Retirement Center)
5.00% 6/1/32	400,000	416,352
5.00% 6/1/36	250,000	259,570
5.125% 6/1/42	750,000	777,345

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Oregon State Facilities Authority Revenue (Peacehealth Project) Series A 5.00% 11/15/29	500,000	$575,105
Palm Beach County Health Facilities Authority, Florida (Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	20,000	22,430
Series A 7.50% 6/1/49	105,000	118,307
Palomar Health, California 5.00% 11/1/39	130,000	148,881
Tarrant County, Texas Cultural Education Facilities Finance (Buckner Senior Living - Ventana Project) 6.75% 11/15/47	250,000	288,193
Washington Health Care Facilities Authority Revenue (CommonSpirit Health) Series A-2 5.00% 8/1/38	250,000	302,190
Westminster, Maryland (Lutheran Village Millers Grant) Series A 6.00% 7/1/34	500,000	561,880
Wisconsin Health & Educational Facilities Authority (Covenant Communities, Inc. Project) Series B 5.00% 7/1/53	1,000,000	1,071,410
Yavapai County, Arizona Industrial Development Authority Revenue (Yavapai Regional Medical Center) Series A 5.00% 8/1/28	720,000	812,095

		20,030,491

Lease Revenue Bonds – 5.85%
California State Public Works Board Lease Revenue (Various Capital Projects) Series A 5.00% 4/1/37	1,000,000	1,083,950
Idaho State Building Authority Revenue (Health & Welfare Project) Series A 5.00% 9/1/24	110,000	121,094

(continues)                                                 19

Schedules of investments

Delaware Investments® National Municipal Income Fund

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota State General Revenue Appropriations Series B 5.00% 3/1/29	1,000,000	$1,083,430
New Jersey Economic Development Authority Series WW 5.25% 6/15/30	1,000,000	1,152,210
Public Finance Authority, Wisconsin Airport Facilities Revenue (AFCO Investors II Portfolio) 144A 5.75% 10/1/31 (AMT)#	500,000	521,820

		3,962,504

Local General Obligation Bonds – 3.95%
Chicago Board of Education, Illinois
5.00% 4/1/42	205,000	231,277
5.00% 4/1/46	210,000	235,805
Chicago, Illinois
Series A 5.50% 1/1/34	225,000	253,204
Series A 5.50% 1/1/49	150,000	175,608
Series C 5.00% 1/1/38	500,000	552,995
District of Columbia Series A 5.00% 6/1/37	1,000,000	1,221,840

		2,670,729

Pre-Refunded/Escrowed to Maturity Bonds – 6.73%
Bowling Green, Ohio Student Housing Revenue (CFP I State University Project) 6.00% 6/1/45-20§	260,000	268,081
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Project) Series A 6.40% 8/15/45-20§	390,000	407,480
Central Texas Regional Mobility Authority Revenue Senior Lien 6.00% 1/1/41-21§	520,000	549,593
JEA Electric System Revenue, Florida Series A 5.00% 10/1/33-23§	645,000	737,938
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	105,000	113,649

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Maryland State Economic Development Revenue (Transportation Facilities Project) Series A 5.75% 6/1/35-20§	255,000	$262,438
Metropolitan Transportation Authority Revenue, New York Series A 5.00% 11/15/41-21§	190,000	205,605
(Unrefunded) Series A 5.00% 11/15/41-21§	310,000	335,460
Monroe County, New York Industrial Development Revenue (Nazareth College Rochester Project) 5.50% 10/1/41-21§	495,000	537,189
Monroe County, Pennsylvania Hospital Authority Revenue (Pocono Medical Center) Series A 5.00% 1/1/41-22§	500,000	539,440
New Jersey Turnpike Authority Series A 5.00% 1/1/27-22§	25,000	27,545
New York City, New York Water & Sewer System Revenue 5.00% 6/15/47-23§	160,000	181,766
Oregon State Facilities Authority Revenue (Concordia University Project) Series A 144A 6.125% 9/1/30-20#§	100,000	104,293
Pennsylvania Turnpike Commission Subordinate (Motor License Fund) Series B 5.00% 12/1/41-21§	260,000	280,922

		4,551,399

Special Tax Revenue Bonds – 15.07%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue (City Center Project) 144A 5.375% 5/1/42 #	175,000	196,513

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Guam Government Business Privilege Tax Revenue Series B-1 5.00% 1/1/42	540,000	$563,949
Kansas City, Missouri Redevelopment Authority Revenue (Convention Centre Hotel Project - TIF Financing) Series B 144A 5.00% 2/1/40 #	135,000	149,106
Massachusetts Bay Transportation Authority Senior Series A 5.25% 7/1/29	200,000	266,246
Mosaic District, Virginia Community Development Authority Revenue Series A 6.875% 3/1/36	520,000	548,636
New Jersey Economic Development Authority Revenue (Cigarette Tax)
5.00% 6/15/28	200,000	214,534
5.00% 6/15/29	800,000	856,712
New York State Dormitory Authority Series A 5.00% 3/15/33	1,000,000	1,126,230
Northampton County, Pennsylvania Industrial Development Authority Revenue (Route 33 Project) 7.00% 7/1/32	205,000	231,517
Port Authority of Allegheny County, Pennsylvania Special Revenue Transportation Refunding 5.75% 3/1/29	900,000	954,468
Public Finance Authority, Wisconsin Airport Facilities Revenue (American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	380,000	456,361
Puerto Rico Sales Tax Financing Revenue (Restructured)
Series A-1 4.75% 7/1/53	3,065,000	3,187,600
Series A-1 5.00% 7/1/58	105,000	110,956

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Regional Transportation District, Colorado Tax Revenue (Denver Transit Partners) 6.00% 1/15/41	500,000	$514,670
Sales Tax Securitization, Illinois Series A 5.00% 1/1/40	500,000	576,655
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Sales Tax - Vacation Village Project A) Series A 5.75% 9/1/32	220,000	242,279

		10,196,432

State General Obligation Bonds – 9.27%
California State 5.25% 11/1/40	320,000	332,781
(Various Purposes)
4.00% 10/1/44	1,000,000	1,145,600
5.00% 4/1/32	270,000	369,657
5.00% 10/1/41	440,000	469,942
5.00% 11/1/47	1,000,000	1,222,250
Illinois State
5.00% 11/1/29	595,000	679,835
5.00% 5/1/36	90,000	97,533
5.00% 11/1/36	1,170,000	1,305,006
5.00% 2/1/39	160,000	171,976
Series A 5.00% 4/1/38	170,000	180,562
New York State Series A 5.00% 2/15/39	300,000	300,888

		6,276,030

Transportation Revenue Bonds – 24.01%
Alameda Corridor, California Transportation Authority (2nd Sub Lien) Series B 5.00% 10/1/37	430,000	503,865
Atlanta, Georgia Department of Aviation Series B 5.00% 1/1/29	1,000,000	1,144,120
California Municipal Finance Authority Mobile Home Park Revenue (LINXS APM Project) Series A 5.00% 12/31/47 (AMT)	615,000	726,635

(continues)                                                 21

Schedules of investments

Delaware Investments® National Municipal Income Fund

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Chicago, Illinois O’Hare International Airport Revenue (General-Senior Lien) Series D 5.25% 1/1/34	1,000,000	$1,108,190
Harris County, Texas Toll Road Authority Revenue (Senior Lien) Series A 4.00% 8/15/48	500,000	559,950
New Jersey Turnpike Authority
Series A 4.00% 1/1/48	1,000,000	1,118,810
Series B 5.00% 1/1/40	250,000	303,473
New Orleans, Louisiana Aviation Board Series B 5.00% 1/1/45 (AMT)	1,000,000	1,119,540
New York Liberty Development Revenue (1 World Trade Center Port Authority Construction) 5.00% 12/15/41	500,000	539,775
New York Transportation Development (La Guardia Airport) Series A 5.25% 1/1/50 (AMT)	700,000	781,354
Pennsylvania Turnpike Commission Subordinate
Series A-1 5.00% 12/1/43	500,000	561,345
Series A-1 5.00% 12/1/47	210,000	251,149
(Motor License Fund) Series B 5.00% 12/1/41	240,000	254,422
Port Authority of New York & New Jersey Special Project (JFK International Air Terminal)
6.00% 12/1/42	230,000	241,965
6.50% 12/1/28	500,000	523,730
Salt Lake City, Utah Airport Revenue Series B 5.00% 7/1/42	625,000	751,237

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
South Jersey Port, New Jersey (Subordinated Marine Terminal Revenue)
Series A 5.00% 1/1/49	85,000	$98,241
Series B 5.00% 1/1/42 (AMT)	85,000	98,792
Series B 5.00% 1/1/48 (AMT)	195,000	224,695
St. Louis, Missouri Airport Revenue (Lambert St. Louis International) 5.00% 7/1/32 (AMT)	1,000,000	1,083,130
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue (Blueridge Transportation Group)
5.00% 12/31/40 (AMT)	110,000	123,807
5.00% 12/31/45 (AMT)	110,000	123,129
5.00% 12/31/50 (AMT)	160,000	178,592
(LBJ Infrastructure)
7.00% 6/30/40	285,000	297,181
7.50% 6/30/33	665,000	697,479
(Mobility Partners) 7.50% 12/31/31	500,000	508,235
(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	500,000	584,390
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	225,000	262,082
6.875% 12/31/39	1,000,000	1,014,190
7.00% 12/31/38 (AMT)	165,000	194,405
Virginia Small Business Financing Authority (Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	235,000	269,352

		16,247,260

Water & Sewer Revenue Bonds – 1.14%
New York City, New York Water & Sewer System Revenue (Unrefunded Balance) 5.00% 6/15/47	185,000	205,330

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Philadelphia, Pennsylvania Water & Wastewater Revenue Series A 5.00% 7/1/45	500,000	$564,970

		770,300

Total Municipal Bonds (cost $89,524,272)		96,164,388

Total Value of Securities – 142.12% (cost $89,524,272)		$96,164,388

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2019, the aggregate value of Rule 144A securities was $3,695,119, which represents 5.46% of the Fund’s net assets. See Note 5 in “Notes to financial statements.”

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by USTreasury bonds. For pre-refunded bonds,the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 5 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Sept. 30, 2019. For securities based on a published reference rate and spread,the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

Delaware Funds® by Macquarie Closed-End Municipal Bond Funds

September 30, 2019 (Unaudited)

	Delaware	Delaware	Delaware
	Investments®	Investments	Investments
	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Income	Income	Income
	Fund, Inc.	Fund II, Inc.	Fund
Assets:
Investments, at value[1]	$106,889,078	$246,232,960	$96,164,388
Cash	72,036	—	101,873
Interest income receivable	1,336,116	3,140,981	1,283,891
Offering cost for preferred shareholders	197,208	197,208	197,208
Prepaid rating agency fee	30,870	29,870	19,870

Total assets	108,525,308	249,601,019	97,767,230

Liabilities:
Cash due to custodian	—	86,726	—
Liquidation value of preferred stock	30,000,000	75,000,000	30,000,000
Payable for securities purchased	4,629,978	2,490,695	—
Other accrued expenses	62,602	58,896	47,946
Investment management fees payable	34,081	81,033	32,067
Audit and tax fees payable	21,350	21,350	21,350
Legal fees payable to affiliates	2,001	4,650	1,835
Accounting and administration expenses payable to affiliates	649	1,090	630
Directors’/Trustees’ fees and expenses payable	283	659	260

Total liabilities	34,750,944	77,745,099	30,104,088

Total Net Assets Applicable to Common Shareholders	$73,774,364	$171,855,920	$67,663,142

Net Assets Applicable to Common Shareholders Consist of:
Paid-in capital ($0.001 par value)[2,3]	$66,918,121	$157,931,075	$60,209,588
Total distributable earnings (loss)	6,856,243	13,924,845	7,453,554

Total Net Assets Applicable to Common Shareholders	$73,774,364	$171,855,920	$67,663,142

Net Asset Value per Common Share	$15.25	$14.94	$14.94

[1] Investments, at cost	100,576,283	233,396,413	89,524,272
[2] Common shares outstanding	4,837,100	11,504,975	4,528,443
[3] Common shares authorized	200 million	200 million	unlimited

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Delaware Funds® by Macquarie Closed-End Municipal Bond Funds

Six months ended September 30, 2019 (Unaudited)

	Delaware	Delaware	Delaware
	Investments®	Investments	Investments
	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Income	Income	Income
	Fund, Inc.	Fund II, Inc.	Fund
Investment Income:
Interest	$2,151,026	$4,411,503	$2,026,816

Expenses:
Management fees	206,427	489,825	193,538
Interest expense	384,263	960,658	384,263
Rating agency fees	54,664	51,668	48,533
Offering costs	34,640	46,025	39,976
Dividend disbursing and transfer agent fees and expenses	29,514	49,245	31,115
Accounting and administration expenses	29,513	42,060	28,942
Legal fees	27,224	51,295	26,080
Audit and tax fees	20,127	20,256	20,127
Reports and statements to shareholders	11,041	17,401	9,529
Stock exchange fees	2,381	5,473	2,146
Directors’/Trustees’ fees and expenses	2,198	5,099	2,003
Custodian fees	2,061	2,650	1,191
Registration fees	—	—	90
Other	11,319	18,250	15,728

	815,372	1,759,905	803,261
Less expense paid indirectly	(434)	(1,656)	(1,124)

Total operating expenses	814,938	1,758,249	802,137

Net Investment Income	1,336,088	2,653,254	1,224,679

Net Realized and Unrealized Gain:
Net realized gain on investments	739,722	354,842	604,692
Net change in unrealized appreciation (depreciation) of investments	1,074,246	4,896,521	1,759,511

Net Realized and Unrealized Gain	1,813,968	5,251,363	2,364,203

Net Increase in Net Assets Resulting from Operations	$3,150,056	$7,904,617	$3,588,882

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Funds® by Macquarie Closed-End Municipal Bond Funds

	Delaware Investments®
	Colorado Municipal
	Income Fund, Inc.
	Six months
	ended
	9/30/19	Year ended
	(Unaudited)	3/31/19
Increase in Net Assets from Operations:
Net investment income	$1,336,088	$2,823,671
Net realized gain	739,722	50,415
Net change in unrealized appreciation (depreciation)	1,074,246	150,252

Net increase in net assets resulting from operations	3,150,056	3,024,338

Dividends and Distributions to Common Shareholders from:
Distributable earnings	(1,426,945)	(3,023,188)

	(1,426,945)	(3,023,188)

Net Increase in Net Assets Applicable to Common Shareholders	1,723,111	1,150

Net Assets Applicable to Common Shareholders:
Beginning of period	72,051,253	72,050,103

End of period	$73,774,364	$72,051,253

	Delaware Investments
	Minnesota Municipal
	Income Fund II, Inc.
	Six months
	ended
	9/30/19	Year ended
	(Unaudited)	3/31/19
Increase in Net Assets from Operations:
Net investment income	$2,653,254	$5,535,037
Net realized gain	354,842	61,162
Net change in unrealized appreciation (depreciation)	4,896,521	1,928,102

Net increase in net assets resulting from operations	7,904,617	7,524,301

Dividends and Distributions to Common Shareholders from:
Distributable earnings	(2,588,619)	(5,177,239)

	(2,588,619)	(5,177,239)

Net Increase in Net Assets Applicable to Common Shareholders	5,315,998	2,347,062

Net Assets Applicable to Common Shareholders:
Beginning of period	166,539,922	164,192,860

End of period	$171,855,920	$166,539,922

	Delaware Investments®
	National Municipal
	Income Fund
	Six months
	ended
	9/30/19	Year ended
	(Unaudited)	3/31/19
Increase in Net Assets from Operations:
Net investment income	$1,224,679	$2,687,792
Net realized gain	604,692	274,447
Net change in unrealized appreciation (depreciation)	1,759,511	230,113

Net increase in net assets resulting from operations	3,588,882	3,192,352

Dividends and Distributions to Common Shareholders from:
Distributable earnings	(1,324,570)	(2,717,066)

	(1,324,570)	(2,717,066)

Net Increase in Net Assets Applicable to Common Shareholders	2,264,312	475,286

Net Assets Applicable to Common Shareholders:
Beginning of period	65,398,830	64,923,544

End of period	$67,663,142	$65,398,830

See accompanying notes, which are an integral part of the financial statements.

Statements of cash flows

Delaware Funds® by Macquarie Closed-End Municipal Bond Funds

Six months ended September 30, 2019 (Unaudited)

	Delaware	Delaware	Delaware
	Investments®	Investments	Investments
	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Income	Income	Income
	Fund, Inc.	Fund II, Inc.	Fund
Net Cash Provided by (Used for) Operating Activities:
Net increase in net assets resulting from operations	$3,150,056	$7,904,617	$3,588,882

Adjustments to reconcile net increase in net assets from operations to cash provided by (used for) operating activities:
Amortization of premium and accretion of discount on investments	241,459	1,093,937	235,986
Purchase of investment securities	(18,987,101)	(15,134,681)	(16,757,785)
Proceeds from disposition of investment securities	13,894,430	13,226,886	18,955,638
(Purchase) proceeds from disposition of short-term investment securities, net	700,000	(500,000)	200,000
Net realized gain on investments	(739,722)	(354,842)	(604,692)
Net change in net unrealized appreciation (depreciation)	(1,074,246)	(4,896,521)	(1,759,511)
Increase in receivable for securities sold	—	—	531,511
Decrease in interest receivable	88,896	6,353	21,149
Increase in other accrued expenses receivable	(2,620)	(8,620)	(8,620)
Increase in offering costs for preferred shareholders	(136,696)	(122,307)	(131,491)
Increase in payable for securities purchased	4,629,978	822,047	(2,756,076)
Decrease in interest payable	(2,211)	(5,527)	(2,211)
Decrease in investment management fees payable	(412)	(486)	(21,201)
Decrease in Trustees’ fees and expenses payable	(279)	(635)	(507)
Increase (decrease) in audit fees payable	16,627	16,627	(4,723)
Decrease in other affiliates payable	(3,385)	(2,473)	(5,886)
Increase in other accrued expenses	38,748	21,543	47,853

Total Adjustments	(1,336,534)	(5,838,699)	(2,060,566)

Net cash provided by operating activities	1,813,522	2,065,918	1,528,316

Cash Flows Used for Financing Activities:
Cash dividends and distributions paid to common shareholders	(1,426,945)	(2,588,619)	(1,324,570)
Increase (decrease) in bank overdraft	(314,541)	86,726	(101,873)

Net cash used for financing activities	(1,741,486)	(2,501,893)	(1,426,443)

Net increase (decrease) in cash	72,036	(435,975)	101,873
Cash at beginning of year	—	435,975	—

Cash at end of year	$72,036	$—	$101,873

Cash paid for interest expense for leverage	$382,052	$966,185	$386,474

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Investments® Colorado Municipal Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/19[1]	Year ended
	(Unaudited)	3/31/19	3/31/18	3/31/17	3/31/16	3/31/15
Net asset value, beginning of period	$14.90	$14.90	$14.93	$15.66	$15.55	$14.43
Income (loss) from investment operations:
Net investment income[2]	0.28	0.58	0.63	0.67	0.71	0.71
Net realized and unrealized gain (loss)	0.37	0.04	0.03	(0.68)	0.12	1.10

Total from investment operations	0.65	0.62	0.66	(0.01)	0.83	1.81

Less dividends and distributions to common shareholders from:
Net investment income	(0.30)	(0.62)	(0.69)	(0.72)	(0.72)	(0.69)

Total dividends and distributions	(0.30)	(0.62)	(0.69)	(0.72)	(0.72)	(0.69)

Net asset value, end of period	$15.25	$14.90	$14.90	$14.93	$15.66	$15.55

Market value, end of period	$14.79	$14.17	$14.39	$14.70	$15.07	$14.35

Total investment return based on:[3]
Market value	6.47%	2.90%	2.44%	2.24%	10.38%	13.01%
Net asset value	4.41%	4.50%	4.44%	(0.07% )	5.85%	13.12%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$73,774	$72,051	$72,050	$72,240	$75,771	$75,226
Ratio of expenses to average net assets applicable to common shareholders[4]	2.23%	2.14%	1.82%	1.60%	1.52%	1.43%
Ratio of net investment income to average net assets applicable to common shareholders[5]	3.65%	3.98%	4.14%	4.32%	4.59%	4.65%
Portfolio turnover	13%	7%	11%	12%	13%	14%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[6]	$30,000	$30,000	$30,000	$30,000	$30,000	$30,000
Net asset coverage per share of preferred shares, end of period[6]	$345,915	$340,171	$340,167	$340,799	$352,571	$350,753
Liquidation value per share of preferred shares[6]	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

Net investment income is reduced by dividends paid to preferred shareholders from net investment income of $0.079, $0.168, $0.135, $0.110, $0.079, and $0.077 per share for the six months ended Sept. 30, 2019 and the years ended March 31, 2019, 2018, 2017, 2016, and 2015, respectively.

[3]

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[4]

The ratio of expenses to average net assets applicable to common shareholders excluding interest expense for the six months ended Sept. 30, 2019 and the years ended March 31, 2019, 2018, 2017, 2016, and 2015 were 1.18%, 1.00%, 0.93%, 0.90%, 1.01%, and 0.92%, respectively.

[5]

The ratio of net investment income excluding interest expense to average net assets for the six months ended Sept. 30, 2019 and the years ended March 31, 2019, 2018, 2017, 2016, and 2015 were 4.70%, 5.12%, 5.03%, 5.03%, 5.11%, and 5.16% respectively.

[6]

In November 2011, the Fund issued a series of 300 variable rate preferred shares, with a liquidation preference of $100,000 per share (Series 2016 Shares).The Series 2016 Shares were redeemed on Feb. 2, 2016 and replaced with Series 2021 Shares, which were the same amount and value as the Fund’s Series 2016 Shares. On April 25, 2019, the Fund redeemed the Series 2021 Shares, and replaced them with Series 2049 Muni-MultiMode Preferred Shares (Series 2049), which have the same amount and value as the Series 2021 Shares.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                                 29

Financial highlights

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/19[1]	Year ended
	(Unaudited)	3/31/19	3/31/18	3/31/17	3/31/16	3/31/15
Net asset value, beginning of period	$14.48	$14.27	$14.41	$15.05	$14.97	$14.31
Income (loss) from investment operations:
Net investment income[2]	0.23	0.48	0.51	0.55	0.63	0.64
Net realized and unrealized gain (loss)	0.46	0.18	(0.12)	(0.59)	0.08	0.69

Total from investment operations	0.69	0.66	0.39	(0.04)	0.71	1.33

Less dividends and distributions to common shareholders from:
Net investment income	(0.23)	(0.45)	(0.53)	(0.60)	(0.63)	(0.67)

Total dividends and distributions	(0.23)	(0.45)	(0.53)	(0.60)	(0.63)	(0.67)

Net asset value, end of period	$14.94	$14.48	$14.27	$14.41	$15.05	$14.97

Market value, end of period	$13.11	$12.63	$12.63	$14.56	$14.70	$13.85

Total investment return based on:[3]
Market value	5.61%	3.73%	(9.94% )	3.16%	11.17%	8.97%
Net asset value	4.97%	5.26%	2.82%	(0.27% )	5.30%	9.80%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$171,856	$166,540	$164,193	$165,754	$173,119	$172,280
Ratio of expenses to average net assets applicable to common shareholders[4]	2.07%	2.10%	1.78%	1.59%	1.46%	1.40%
Ratio of net investment income to average net assets applicable to common shareholders[5]	3.12%	3.40%	3.48%	3.69%	4.24%	4.33%
Portfolio turnover	5%	13%	22%	9%	16%	10%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[6]	$75,000	$75,000	$75,000	$75,000	$75,000	$75,000
Net asset coverage per share of preferred shares, end of period[6]	$329,141	$322,053	$318,924	$321,006	$330,825	$329,707
Liquidation value per share of preferred shares[6]	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

Net investment income is reduced by dividends paid to preferred shareholders from net investment income of $0.084, $0.176, $0.142, $0.115, $0.083, and $0.081 per share for the six months ended Sept. 30, 2019 and the years ended March 31, 2019, 2018, 2017, 2016, and 2015, respectively.

[3]

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[4]

The ratio of expenses to average net assets applicable to common shareholders excluding interest expense for the six months ended Sept. 30, 2019 and years ended March 31, 2019, 2018, 2017, 2016, and 2015 were 0.94%, 0.85%, 0.81%, 0.82%, 0.90% and 0.85%, respectively.

[5]

The ratio of net investment income excluding interest expense to average net assets for the six months ended Sept. 30, 2019 and years ended March 31, 2019, 2018, 2017, 2016, and 2015 were 4.25%, 4.65%, 4.45%, 4.46%, 4.80%, and 4.88%, respectively.

[6]

In November 2011, the Fund issued a series of 750 variable rate preferred shares, with a liquidation preference of $100,000 per share (Series 2016 Shares).The Series 2016 Shares were redeemed on Feb. 2, 2016 and replaced with Series 2021 Shares, which were the same amount and value as the Fund’s Series 2016 Shares. On April 25, 2019, the Fund redeemed the Series 2021 Shares, and replaced them with Series 2049 Muni-MultiMode Preferred Shares (Series 2049), which have the same amount and value as the Series 2021 Shares.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Investments® National Municipal Income Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/19[1]	Year ended
	(Unaudited)	3/31/19	3/31/18	3/31/17	3/31/16	3/31/15
Net asset value, beginning of period	$14.44	$14.34	$14.31	$15.02	$14.97	$13.81
Income (loss) from investment operations:
Net investment income[2]	0.27	0.59	0.64	0.66	0.70	0.71
Net realized and unrealized gain (loss)	0.52	0.11	(0.01)	(0.69)	0.11	1.22

Total from investment operations	0.79	0.70	0.63	(0.03)	0.81	1.93

Less dividends and distributions to common shareholders from:
Net investment income	(0.29)	(0.60)	(0.60)	(0.68)	(0.76)	(0.77)

Total dividends and distributions	(0.29)	(0.60)	(0.60)	(0.68)	(0.76)	(0.77)

Net asset value, end of period	$14.94	$14.44	$14.34	$14.31	$15.02	$14.97

Market value, end of period	$13.45	$12.69	$12.62	$12.94	$13.80	$13.14

Total investment return based on:[3]
Market value	8.33%	5.56%	2.04%	(1.50% )	11.32%	12.87%
Net asset value	5.75%	5.71%	4.84%	0.01%	6.35%	14.99%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$67,663	$65,399	$64,924	$64,792	$68,008	$67,804
Ratio of expenses to average net assets applicable to common shareholders[4]	2.40%	2.31%	1.97%	1.73%	1.70%	1.60%
Ratio of net investment income to average net assets applicable to common shareholders[5]	3.67%	4.19%	4.36%	4.45%	4.72%	4.86%
Portfolio turnover	17%	16%	50%	13%	25%	38%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[6]	$30,000	$30,000	$30,000	$30,000	$30,000	$30,000
Net asset coverage per share of preferred shares, end of period[6]	$325,544	$317,996	$316,412	$315,898	$326,693	$326,013
Liquidation value per share of preferred shares[6]	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

Net investment income is reduced by dividends paid to preferred shareholders from net investment income of $0.085, $0.179, $0.144, $0.117, $0.084, and $0.083 per share for the six months ended Sept. 30, 2019 and the years ended March 31, 2019, 2018, 2017, 2016, and 2015, respectively.

[3]

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[4]

The ratio of expenses to average net assets applicable to common shareholders excluding interest expense for the six months ended Sept. 30, 2019 and years ended March 31, 2019, 2018, 2017, 2016, and 2015 were 1.25%, 1.05%, 0.98%, 0.94%, 1.13%, and 1.03%, respectively.

[5]

The ratio of net investment income excluding interest expense to average net assets for the six months ended Sept. 30, 2019 and years ended March 31, 2019, 2018, 2017, 2016, and 2015 were 4.82%, 5.45%, 5.35%, 5.24%, 5.29%, and 5.44%, respectively.

[6]

In March 2012, the Fund issued a series of 300 variable rate preferred shares, with a liquidation preference of $100,000 per share (Series 2017 Shares). The Series 2017 Shares were redeemed on Feb. 2, 2016 and replaced with Series 2021 Shares, which were the same amount and value as the Fund’s Series 2017 Shares. On April 25, 2019, the Fund redeemed the Series 2021 Shares, and replaced them with Series 2049 Muni-MultiMode Preferred Shares (Series 2049), which have the same amount and value as the Series 2021 Shares.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Funds® by Macquarie Closed-End Municipal Bond Funds

September 30, 2019 (Unaudited)

Delaware Investments® Colorado Municipal Income Fund, Inc. (Colorado Municipal Fund) and Delaware Investments Minnesota Municipal Income Fund II, Inc. (Minnesota Municipal Fund II) are organized as Minnesota corporations and Delaware Investments National Municipal Income Fund (National Municipal Fund) is organized as a Massachusetts business trust (each referred to as a Fund and collectively as the Funds). Colorado Municipal Fund, Minnesota Municipal Fund II, and National Municipal Fund are considered diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. The Funds’ shares trade on the NYSE American, the successor to the American Stock Exchange, formerly known as NYSE Market.

The investment objective of each of Colorado Municipal Fund and Minnesota Municipal Fund II is to provide current income exempt from federal income tax and from state personal income tax, if any, consistent with the preservation of capital. The investment objective of National Municipal Fund is to provide current income exempt from federal income tax, consistent with the preservation of capital. Each of Colorado Municipal Fund and Minnesota Municipal Fund II seeks to achieve its investment objective by investing substantially all of its net assets in investment grade, tax-exempt municipal obligations of its respective state at the time of investment. National Municipal Fund seeks to achieve its investment objective by investing at least 80% of its net assets in securities the income from which is exempt from federal income tax.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Directors/Trustees (each a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Boards.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended Sept. 30, 2019 and for all open tax years (years ended March 31, 2016–March 31, 2019), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other expenses” on the “Statements of operations.” During the six months ended Sept. 30, 2019, the Funds did not incur any interest or tax penalties.

Cash and Cash Equivalents — Cash and cash equivalents include deposits held at financial institutions, which are available for each Fund’s use with no restrictions, with original maturities of 90 days or less.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Sept. 30, 2019, each Fund earned the following amounts under this arrangement:

Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund
$434	$1,656	$1,124

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee of 0.40% which is calculated based on each Fund’s adjusted average daily net assets.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Sept. 30, 2019, the Funds were charged for these services as follows:

Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund
$3,952	$6,624	$3,830

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Sept. 30, 2019, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund
$17,188	$27,630	$16,493

Directors’/Trustees’ fees include expenses accrued by each Fund for each Director’s/Trustee’s retainer and meeting fees. Certain officers of DMC and DIFSC are officers and/or Directors/Trustees of the Funds. These officers and Directors/Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Sept. 30, 2019, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards.

(continues)                                                 35

Notes to financial statements

Delaware Funds® by Macquarie Closed-End Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Pursuant to these procedures, for the six months ended Sept. 30, 2019, the Funds engaged in Rule 17a-7 securities purchases and securities sales, which did not result in any realized gains or losses as follows:

	Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund
Purchases	$ —	$1,200,249	$400,069
Sales	450,020	3,552,202	400,359

3. Investments

For the six months ended Sept. 30, 2019, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund

Purchases	$18,987,101	$15,134,681	$16,757,785
Sales	13,894,430	13,226,886	18,802,663

At Sept. 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2019, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund
Cost of investments	$100,563,724	$233,377,037	$89,514,791

Aggregate unrealized appreciation of investments	$ 6,446,612	$ 12,993,779	$6,685,276
Aggregate unrealized depreciation of investments	(121,258)	(137,856)	(35,679)

Net unrealized appreciation of investments	$ 6,325,354	$ 12,855,923	$6,649,597

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.

At March 31, 2019, capital loss carryforwards available to offset future realized capital gains were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Colorado Municipal Fund	$220,671	$43,172	$263,843
Minnesota Municipal Fund II	42,238	—	42,238
National Municipal Fund	—	—	—

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Sept. 30, 2019:

Securities	Colorado Municipal Fund Level 2
Assets:
Municipal Bonds	$106,889,078

Securities	Minnesota Municipal Fund II Level 2
Assets:
Municipal Bonds	$245,232,960
Short-Term Investments	1,000,000
Total Value of Securities	$246,232,960

Securities	National Municipal Fund Level 2
Assets:
Municipal Bonds	$96,164,388

During the six months ended Sept. 30, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Funds’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

4. Capital Stock

Pursuant to their articles of incorporation, Colorado Municipal Fund and Minnesota Municipal Fund II each have 200 million shares of $0.01 par value common shares authorized. National Municipal Fund has been authorized to issue an unlimited amount of $0.01 par value common shares. Shares issuable under each Fund’s dividend reinvestment plan are purchased by each Fund’s transfer agent, Computershare, Inc., in the open market. During the six months ended Sept. 30, 2019 and the year ended March 31, 2019, the Funds did not issue any shares under their dividend reinvestment plan.

On April 25, 2019, Colorado Municipal Fund, Minnesota Municipal Fund II, and National Municipal Fund (each, a “Fund” and collectively, the “Funds”) priced private offerings to a qualified institutional buyer, as defined pursuant to Rule 144A under the Securities Act of 1933, of approximately $135 million of Muni-MultiMode Preferred Shares, Series 2049 (MMP). Colorado Municipal Fund, Minnesota Municipal Fund II,

(continues)                                                 35

Notes to financial statements

Delaware Funds® by Macquarie Closed-End Municipal Bond Funds

4. Capital Stock (continued)

and National Municipal Fund issued $30,000,000, $75,000,000 and $30,000,000, respectively, of MMP Shares with a $100,000 liquidation value per share. Each Fund used the net proceeds from each offering to redeem its outstanding Variable Rate MuniFund Term Preferred Shares, Series 2021 (VMTP). The MMP shares were the same amount and value as the respective Fund’s VMTP shares.

The MMP shares are a floating rate form of preferred stock with a mandatory term redemption. The mandatory term redemption date for these three offerings is April 1, 2049. MMP shares have the option at either the request of the purchaser or issuer to be converted to a variable rate demand preferred (“VRDP”) structure. The converted VRDP shares could then be offered for sale to certain institutional investors. The VRDP could continue to remain outstanding for the remainder of the MMP shares’ 30-year term. MMP dividends are set weekly at a spread to the Securities Industry and Financial Markets Association Municipal Swap Index. MMP shares represent the preferred stock of each Fund and are senior, with priority in all respects, to each Fund’s common shares as to payments of dividends. MMP shares are redeemable at par. A Fund may be obligated to redeem certain of the MMP shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. Dividends on MMP shares are set weekly, and are based on a short-term index rate plus an additional spread that is subject to adjustment in certain circumstances, including a change in the credit rating assigned to the MMP shares by Fitch Ratings (“Fitch”).

The weighted average dividend rates for the six months ended Sept. 30, 2019 were as follows:

Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund
2.55%	2.55%	2.55%

The Funds use leverage because their managers believe that, over time, leveraging may provide opportunities for additional income and total return for common shareholders. However, the use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage; accordingly, the use of structural leverage may hurt a Fund’s overall performance.

Leverage may also cause the Funds to incur certain costs. In the event that a Fund is unable to meet certain criteria (including, but not limited to, maintaining certain ratings with Fitch, funding dividend payments, or funding redemptions), that Fund will pay additional fees with respect to the leverage.

For financial reporting purposes, the MMP shares are considered debt of the issuer; therefore, the liquidation value which approximates fair value of the MMP shares is recorded as a liability in the statements of assets and liabilities. Dividends accrued and paid on the MMP shares are included as a component of interest expense in the statements of operations. The MMP shares are treated as equity for legal and tax purposes. Dividends paid to holders of the MMP shares are generally classified as tax-exempt income for tax-reporting purposes.

Offering costs for MMP shares are recorded as a deferred charge and amortized over the 5-year life of the MMP shares. These are presented as “Offering cost for preferred shareholders” on the “Statements of assets and liabilities” and “Offering costs” on the “Statements of operations.”

5. Geographic, Credit, and Market Risk

The Funds concentrate their investments in securities issued by municipalities. Because each of Colorado Municipal Fund and Minnesota Municipal Fund II invests substantially all of its net assets in municipal obligations of its respective state at the time of investment, events in that state may have a significant impact on the performance and investments of Colorado Municipal Fund and Minnesota Municipal Fund II. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, changes in the credit ratings assigned to the state’s municipal issuers, the effects of natural or human-made disasters, or other economic, legislative, or political or social issues. Any downgrade to the credit rating of the securities issued by the US government may result in a downgrade of securities issued by the states or US territories. National Municipal Fund will be subject to these risks as well but to a lesser extent because it invests at least 80% of its net assets in securities, the income from which is exempt from federal income tax and is not limited to investing substantially all of its assets in municipal obligations of a single state. From time to time and consistent with its investment policies, National Municipal Fund may invest a considerable portion of its assets in certain municipalities. As of Sept. 30, 2019, National Municipal Fund has invested 21.31%, 18.46%, 14.52%, and 12.31% (each as a percentage of net assets) in securities issued by the State of

California, the Commonwealth of Pennsylvania, the State of New York, and the State of Texas, respectively. These investments could make National Municipal Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund may invest a percentage of assets in obligations of governments of US territories, commonwealths, and possessions such as Puerto Rico, the US Virgin Islands, or Guam. To the extent a Fund invests in such obligations, that Fund may be adversely affected by local political and economic conditions and developments within these US territories, commonwealths, and possessions.

From time to time, a fund may invest in industrial development bonds (IDBs) or pollution control revenue (PCR) bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the United States, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent the Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.

Many municipalities insure repayment for their obligations. Although bond insurance may reduce the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Sept. 30, 2019, the percentages of each Fund’s net assets insured by insurers are listed below and these securities have been identified on the “Schedules of investments.”

	Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund
Assured Guaranty Corporation	1.63%	—	—
Assured Guaranty Municipal Corporation	7.83%	0.88%	1.66%
Build America Mutual Assurance Company	1.64%	—	—
Syncora Guarantee	2.34%	—	—
Total	13.44%	0.88%	1.66%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s (S&P) and/or Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade interest-bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

To the extent that the Funds invest in securities with longer duration, they may be more sensitive to fluctuation of interest rates.

(continues)                                                 37

Notes to financial statements

Delaware Funds® by Macquarie Closed-End Municipal Bond Funds

5. Geographic, Credit, and Market Risk (continued)

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities held by each Fund have been identified on the “Schedules of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

6. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

7. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

8. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2019, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information

(Unaudited)

Delaware Funds® by Macquarie Closed-End Municipal Bond Funds

Fund management

Gregory A. Gizzi

Managing Director, Head of Municipal Bonds, Senior Portfolio Manager

Gregory A. Gizzi is head of municipal bonds in the Americas, a role he assumed in February 2019. In this role, he is responsible for the overall operation of the strategy and is team lead on several of the tax-exempt strategies. Additionally, Gizzi continues to be responsible for the taxable municipal business and the marketing efforts for the municipal product. Previously, Gizzi was co-portfolio manager of the firm’s municipal bond funds and several client accounts, a role he held since November 2011. Before joining Macquarie Investment Management (MIM) in January 2008 as head of municipal bond trading, he spent six years as a vice president at Lehman Brothers for the firm’s tax-exempt institutional sales effort. Prior to that, he spent two years trading corporate bonds for UBS before joining Lehman Brothers in a sales capacity. Gizzi has more than 20 years of trading experience in the municipal securities industry, beginning at Kidder Peabody in 1984, where he started as a municipal bond trader and worked his way up to institutional block trading desk manager. He later worked in the same capacity at Dillon Read. Gizzi earned his bachelor’s degree in economics from Harvard University.

Stephen J. Czepiel

Managing Director, Head of Municipal Bonds Portfolio Management, Senior Portfolio Manager

Stephen J. Czepiel leads the portfolio management of the firm’s municipal bonds strategies, a role he assumed in February 2019. He is a co-portfolio manager of the firm’s municipal bond funds and client accounts, a role he has held since August 2007. He joined Macquarie Investment Management (MIM) in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.

Jake van Roden

Senior Vice President, Head of Municipal Trading, Portfolio Manager

Jake van Roden is head of the firm’s municipal trading. He is also a portfolio manager for the firm’s nine open-end state-specific municipal bond funds, as well as for several municipal bond client accounts, a role he assumed in December 2017. In February 2019, his portfolio management role expanded to include the closed-end municipal bond funds and the three national municipal open-end funds. He joined the municipal department in July 2004 as a generalist and became head of municipal trading in December 2012. Before that, van Roden interned at Macquarie Investment Management (MIM) in the client services department. He received a bachelor’s degree in American studies with a minor in government from Franklin & Marshall College.

Denise A. Franchetti, CFA

Senior Vice President, Co-Head of Municipal Credit Research, Portfolio Manager

Denise A. Franchetti is co-head of the company’s municipal research operations, a role she assumed in January 2018. Previously, she was a senior municipal analyst for the municipal bond department, responsible for following the airport, education, hotel, cogeneration, and cargo sectors. In 2003, she was also named as portfolio manager on the tax-exempt closed-end funds in addition to her research duties. Prior to joining Macquarie Investment Management (MIM) in 1997 as a municipal bond analyst, she was a fixed income trader at Provident Mutual Life Insurance and an investment analyst at General Accident Insurance. Franchetti received her bachelor’s degree and an MBA from La Salle University. She is a member of the CFA Institute, the Financial Analysts of Philadelphia, and the National Federation of Municipal Analysts.

Board consideration of Investment Advisory Agreements for Delaware Investments® Colorado Municipal Income Fund, Inc.; Delaware Investments Minnesota Municipal Income Fund II, Inc.; and Delaware Investments National Municipal Income Fund at a meeting held on August 21-22, 2019

At a meeting held on Aug. 21-22, 2019 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware Investments Colorado Municipal Income Fund, Inc.; Delaware Investments Minnesota Municipal Income Fund II, Inc.; and Delaware Investments National Municipal Income Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings,

(continues)                                                 39

Other Fund information

(Unaudited)

Delaware Funds® by Macquarie Closed-End Municipal Bond Funds

Board consideration of Investment Advisory Agreements for Delaware Investments® Colorado Municipal Income Fund, Inc.; Delaware Investments Minnesota Municipal Income Fund II, Inc.; and Delaware Investments National Municipal Income Fund at a meeting held on August 21-22, 2019 (continued)

including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreements with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”), included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”) concerning, among other things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2019, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC (“Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for each Fund showed the investment performance of its shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the highest performance ranked first, and a fund with the lowest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2019. The Board’s objective is that each Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

Delaware Investments Colorado Municipal Income Fund, Inc. – The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end “other states” municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3- and 5-year periods was in the second quartile and first quartile, respectively, of its Performance Universe. The Board observed that the Fund’s performance results were mixed, but tended toward median, which was acceptable. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve comparative Fund performance and to meet the Board’s performance objective.

Delaware Investments Minnesota Municipal Income Fund II, Inc. – The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end “other states” municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the fourth quartile of its Performance Universe. The Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve comparative Fund performance and meet the Board’s performance objective.

Delaware Investments® National Municipal Income Fund – The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end general and insured municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the 10-year period was in fourth quartile of its Performance Universe. The Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve comparative Fund performance and meet the Board’s performance objective.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Funds as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar closed-end funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

Delaware Investments Colorado Municipal Income Fund, Inc. – The expense comparisons for the Fund showed that its actual management fee was the lowest expenses of its Expense Group. Broadridge did not provide the total expenses comparison of its Expense Group. The Board was satisfied with the management fee of the Fund in comparison to those of its Expense Group.

Delaware Investments Minnesota Municipal Income Fund II, Inc. – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group.

Delaware Investments National Municipal Income Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group.

Management profitability. The Board considered the level of profits, if any, realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Directors discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the profitability of DMC.

Economies of scale. As closed-end funds, the Funds do not issue shares on a continuous basis. Fund assets, therefore, increase primarily as a result of the increase in value of the underlying securities in each Fund. Accordingly, the Board determined that the Funds were not likely to experience significant economies of scale due to asset growth and, therefore, a fee schedule with breakpoints to pass the benefit of economies of scale on to shareholders was not likely to provide the intended effect.

(continues)                                                 41

Other Fund information

(Unaudited)

Delaware Funds® by Macquarie Closed-End Municipal Bond Funds

Proxy results

At the annual meeting on Aug. 21, 2019, the shareholders of the Funds voted to elect a Board of Directors. A quorum was present and the votes passed with a majority of those shares. All shareholders of each Fund vote together with respect to the election of each Director with one exception. The holders of preferred shares of the Funds that have issued one or more classes of preferred shares have the exclusive right to separately elect two Directors, Ms. Borowiec and Mr. Chow.

The results of the voting at the meeting were as follows:

Delaware Investments® Colorado Municipal Income Fund, Inc.

	Common shareholders		Preferred shareholders
		Shares voted		Shares voted
	Shares	withheld	Shares	withheld
	voted for	authority	voted for	authority
Jerome D. Abernathy	3,913,150	228,340	300	0
Thomas L. Bennett	3,908,517	232,973	300	0
John A. Fry	3,895,743	245,747	300	0
Lucinda S. Landreth	3,840,962	300,528	300	0
Shawn K. Lytle	3,913,732	227,758	300	0
Frances A. Sevilla-Sacasa	3,855,222	286,268	300	0
Thomas K. Whitford	3,941,888	199,602	300	0
Christianna Wood	3,856,344	285,146	300	0
Janet L. Yeomans	3,840,962	300,528	300	0
Ann D. Borowiec			300	0
Joseph W. Chow			300	0

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Common shareholders		Preferred shareholders
		Shares voted		Shares voted
	Shares	withheld	Shares	withheld
	voted for	authority	voted for	authority
Jerome D. Abernathy	8,891,543	928,786	750	0
Thomas L. Bennett	8,979,496	930,833	750	0
John A. Fry	8,989,077	921,252	750	0
Lucinda S. Landreth	8,992,229	918,100	750	0
Shawn K. Lytle	8,989,134	921,195	750	0
Frances A. Sevilla-Sacasa	8,995,379	914,950	750	0
Thomas K. Whitford	8,995,104	915,225	750	0
Christianna Wood	9,000,904	909,425	750	0
Janet L. Yeomans	8,994,035	916,294	750	0
Ann D. Borowiec			750	0
Joseph W. Chow			750	0

Delaware Investments® National Municipal Income Fund

	Common shareholders		Preferred shareholders
		Shares voted		Shares voted
	Shares	withheld	Shares	withheld
	voted for	authority	voted for	authority
Jerome D. Abernathy	3,812,613	257,735	300	0
Thomas L. Bennett	3,845,067	225,281	300	0
John A. Fry	3,845,896	224,452	300	0
Lucinda S. Landreth	3,800,527	269,821	300	0
Shawn K. Lytle	3,846,567	223,781	300	0
Frances A. Sevilla-Sacasa	3,844,782	225,566	300	0
Thomas K. Whitford	3,847,779	222,569	300	0
Christianna Wood	3,771,424	298,924	300	0
Janet L. Yeomans	3,799,972	270,376	300	0
Ann D. Borowiec			300	0
Joseph W. Chow			300	0

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About the organization

This semiannual report is for the information of Delaware Funds® by Macquarie Closed-End Municipal Bond Funds shareholders.

Board of directors/trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital Management, LLC

New York, NY

Ann D. Borowiec

Former Chief Executive Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth

Former Chief Investment Officer

Assurant, Inc.

New York, NY

Frances A. Sevilla-Sacasa

Former Chief Executive Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor

Senior Vice President, General

Counsel, and Secretary

Delaware Funds by Macquarie

Philadelphia, PA

Daniel V. Geatens

Vice President and Treasurer

Delaware Funds by Macquarie

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Funds by Macquarie

Philadelphia, PA

Investment manager

Delaware Management Company, a series

of Macquarie Investment Management

Business Trust (MIMBT)

Philadelphia, PA

Principal office of the Funds

2005 Market Street

Philadelphia, PA 19103-7057

Independent registered public accounting firm

PricewaterhouseCoopers LLP

2001 Market Street

Philadelphia, PA 19103

Registrar and stock transfer agent

Computershare, Inc.

480 Washington Blvd.

Jersey City, NJ 07310

866 437-0252

For securities dealers and financial institutions representatives

800 362-7500

Website

delawarefunds.com/closed-end

Number of recordholders as of

Sept. 30, 2019

Colorado Municipal Fund             52 Minnesota Municipal Fund II      292 National Municipal Fund              59

Your reinvestment options

Each of the Funds offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact Computershare, Inc. at 866 437-0252. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor. If you choose to receive your dividends in cash, you may now elect to receive them by ACH transfer. Contact Computershare at the number above for more information.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). Each Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 866 437-0252; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q or Forms N-PORT are available without charge on the Funds’ website at delawarefunds.com/closed-end. Each Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS COLORADO MUNICIPAL INCOME FUND, INC.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 4, 2019

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 4, 2019